Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements

Note 11:    Fair Value Measurements

The Company uses fair value to record certain assets and liabilities and to determine fair value disclosures. Authoritative accounting guidance clarifies that fair value of certain assets and liabilities is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

Authoritative accounting guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. The three levels of the fair value hierarchy based on these two types of inputs are as follows:

Level 1—	Valuation is based on quoted prices in active markets for identical assets and liabilities.

Level 2—	Valuation is based on observable inputs including quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in less active markets, and model-based valuation techniques for which significant assumptions can be derived primarily from or corroborated by observable data in the market.

Level 3—	Valuation is based on model-based techniques that use one or more significant inputs or assumptions that are unobservable in the market.

The following describes the valuation techniques used by the Company to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities available-for-sale: Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Defined benefit plan assets: Defined benefit plan assets are recorded at fair value on an annual basis at year end.

Mortgage servicing rights: MSRs are recorded at fair value on a recurring basis, with changes in fair value recorded in the results of operations. A model is used to determine fair value, which establishes pools of performing loans, calculates cash flows for each pool and applies a discount rate to each pool. Loans are segregated into 14 pools based on each loan’s term and seasoning (age). All loans have fixed interest rates. Cash flows are then estimated by utilizing assumed service costs and prepayment speeds. Service costs were assumed to be $6.00 per loan as of both September 30, 2016 and December 31, 2015. Prepayment speeds are determined primarily based on the average interest rate of the loans in each pool. The prepayment scale used is the Public Securities Association (“PSA”) model, where “100% PSA” means prepayments are zero in the first month, then increase by 0.2% of the loan balance each month until reaching 6.0% in month 30. Thereafter, the 100% PSA model assumes an annual prepayment of 6.0% of the remaining loan balance. The average PSA speed assumption in the fair value model is 217% and 163% as of September 30, 2016 and December 31, 2015, respectively. A discount rate of 10% was then applied to each pool as of September 30, 2016 and 11.0% as of December 31, 2015. This discount rate is intended to represent the estimated market yield for the highest quality grade of comparable servicing. MSRs are classified as Level 3.

The following table presents the balances of financial assets and liabilities measured at fair value on a recurring basis as of

September 30, 2016 and December 31, 2015:

(Dollars in thousands)		Fair Value Measurements at September 30, 2016 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$7,003	$—	$1,500	$5,503
U. S. Government agencies	25,677	1,597	24,080	—
State and municipal obligations	19,883	—	19,883	—

Total securities available-for-sale:	$52,563	$1,597	$45,463	$5,503

Mortgage servicing rights	$590	$—	$—	$590

Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds—fixed income	1,071	1,071	—	—
Mutual funds—equity	1,615	1,615	—	—

Total defined benefit plan assets	$2,689	$2,689	$—	$—

		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$3,945	$—	$—	$3,945
U. S. Government agencies	21,288	1,216	20,072	—
State and municipal obligations	28,857	—	28,857	—

Total securities available-for-sale:	$54,090	$1,216	$48,929	$3,945

Mortgage servicing rights	$658	$—	$—	$658

Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds—fixed income	1,119	1,119	—	—
Mutual funds—equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

The reconciliation of items using Level 3 inputs is as follows:

(Dollars in thousands)	MSRs	Corporate Bonds
Balance, January 1, 2016	$658	$3,945
Purchases	—	3,000
Impairments	—	—
Fair value adjustments	(68)	58
Sales	—	—

Balance, September 30, 2016	$590	$7,003

Certain assets are measured at fair value on a nonrecurring basis in accordance with GAAP. Adjustments to the fair value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.

The following describes the valuation techniques used by the Company to measure certain assets recorded at fair value on a nonrecurring basis in the financial statements:

Impaired Loans: Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. Any given loan may have multiple types of collateral. The vast majority of the collateral is real estate. The value of real estate collateral is determined utilizing a market valuation approach based on an appraisal conducted by an independent, licensed appraiser outside of the Company using observable market data (Level 2). However, if the collateral value is significantly adjusted due to differences in the comparable properties, or is discounted by the Company because of marketability, then the fair value is considered Level 3. The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable business’ financial statements if not considered significant. Likewise, values for inventory and accounts receivables collateral are based on financial statement balances or aging reports (Level 3). Impaired loans allocated to the ALL are measured at fair value on a nonrecurring basis. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Consolidated Statements of Income.

Other Real Estate Owned: OREO is measured at fair value less estimated costs to sell, based on an appraisal conducted by an independent, licensed appraiser outside of the Company. If the collateral value is significantly adjusted due to differences in the comparable properties, or is discounted by the Company because of marketability, then the fair value is considered Level 3. OREO is measured at fair value on a nonrecurring basis. The initial fair value of OREO is based on an appraisal done at the time of foreclosure. Subsequent fair value adjustments are recorded in the period incurred and included in other noninterest income on the Consolidated Statements of Income.

The following table summarizes the Company’s assets that were measured at fair value on a nonrecurring basis at the end of the respective period.

(Dollars in thousands) Description	Balance as of September 30, 2016	Fair Value Measurements at September 30, 2016 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$2,375	$—	$—	$2,375
Other real estate owned, net	2,764	—	—	2,764

Description	Balance as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$3,868	$—	$—	$3,868
Other real estate owned, net	1,870	—	—	1,870

The following table displays quantitative information about Level 3 Fair Value Measurements as of September 30, 2016:

(Dollars in thousands)	Balance as of September 30, 2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired Loans, net	$2,375	Discounted appraised value	Selling Cost	10% - 20% (14%)
			Lack of Marketability	50% (50%)
Other real estate owned, net	2,764	Discounted appraised value	Selling Cost	3% - 13% (5%)
			Lack of Marketability	10% - 20% (11%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2015:

(Dollars in thousands)	Balance as of December 31, 2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired Loans, net	$3,868	Discounted appraised value	Selling Cost	10% - 25% (13%)
			Lack of Marketability	50% - 60% (51%)
Other real estate owned, net	1,870	Discounted appraised value	Selling Cost	3% - 13% (4%)
			Lack of Marketability	10% - 20% (12%)

The estimated fair values of financial instruments are shown in the following table. The carrying amounts in the table are included in the balance sheet under the applicable captions.

(Dollars in thousands) Description	Balance as of September 30, 2016	Fair Value as of September 30, 2016	Fair Value Measurements at September 30, 2016 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$5,280	$5,280	$5,280	$—	$—
Interest-bearing deposits	6,343	6,343	6,343	—	—
Certificates of deposit	4,464	4,464	—	4,464	—
Federal funds sold	460	460	460	—	—
Securities available-for-sale	52,563	52,563	1,597	45,463	5,503
Restricted securities	2,209	2,209	—	—	2,209
Loans, net	364,822	371,247	—	—	371,247
Loans held for sale	481	481	—	—	481
Accrued interest receivable	1,241	1,241	—	1,241	—
Mortgage servicing rights	590	590	—	—	590

Financial Liabilities:
Non-interest -bearing liabilities	$74,615	$74,615	$74,615	$—	$—
Savings and other interest-bearing deposits	175,448	175,448	—	175,448	—
Time deposits	127,912	129,175	—	—	129,175
Securities sold under repurchase agreements	12,984	12,984	—	12,984	—
FHLB advances	25,000	25,755	—	25,755	—
Subordinated debt	6,856	7,000	—	—	7,000
Accrued interest payable	207	207	—	207	—

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$4,969	$4,969	$4,969	$—	$—
Interest-bearing deposits	15,330	15,330	15,330	—	—
Certificates of deposit	5,735	5,735	—	5,487	248
Federal funds sold	271	271	271	—	—
Securities available-for-sale	54,090	54,090	1,216	48,929	3,945
Restricted securities	2,731	2,731	—	—	2,731
Loans, net	343,323	347,500	—	—	347,500
Loans held for sale	270	270	—	—	270
Accrued interest receivable	1,318	1,318	—	1,318	—
Mortgage servicing rights	658	658	—	—	658

Financial Liabilities:
Non-interest -bearing liabilities	$65,842	$65,842	$65,842	$—	$—
Savings and other interest-bearing deposits	166,628	166,628	—	166,628	—
Time deposits	127,388	127,433	—	—	127,433
Securities sold under repurchase agreements	7,161	7,161	—	7,161	—
FHLB advances	40,000	40,855	—	40,855	—
Subordinated debt	6,844	7,000	—	—	7,000
Accrued interest payable	318	318	—	318	—

The carrying amounts of cash and due from banks, interest-bearing deposits, federal funds sold or purchased, accrued interest receivable, loans held for sale and non-interest-bearing deposits, are payable on demand, or are of such short duration that carrying value approximates market value.

Securities available-for-sale are carried at quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

The carrying value of restricted securities approximates fair value based on the redemption provisions of the issuer.

MSRs are carried at fair value. As described above, a valuation model is used to determine fair value. This model utilizes a discounted cash flow analysis with servicing costs and prepayment assumptions based on comparable instruments and a discount rate.

The fair value of performing loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar remaining maturities. This calculation ignores loan fees and certain factors affecting the interest rates charged on various loans such as the borrower’s creditworthiness and compensating balances and dissimilar types of real estate held as collateral. The fair value of impaired loans is measured as described within the Impaired Loans section of this note. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation.

Time deposits are presented at estimated fair value by discounting the future cash flows using interest rates offered for deposits of similar remaining maturities.

The fair value of the Company’s subordinated debt is estimated by utilizing observable market prices for comparable securities. Qualitative factors like asset quality, market factors and liquidity are also considered.

The fair value of the FHLB advances is estimated by discounting the future cash flows using the current interest rates offered for similar advances.

The fair value of commitments to extend credit is estimated using the fees currently charged to enter similar agreements, taking into account the remaining terms of the agreements and the present credit worthiness of the counter parties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of standby letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counter parties at the reporting date. At September 30, 2016 and December 31, 2015, the fair value of loan commitments and standby letters of credit was immaterial and therefore, they are not included in the table above.

The Company assumes interest rate risk (the risk that general interest rate levels will change) as a result of its normal operations. As a result, the fair value of the Company’s financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed rate obligations are less likely to prepay in a rising rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment. Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company’s overall interest rate risk.

Note 21. Fair Value Measurements

The Company uses fair value to record certain assets and liabilities and to determine fair value disclosures. Authoritative accounting guidance clarifies that fair value of certain assets and liabilities is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

Authoritative accounting guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. The three levels of the fair value hierarchy based on these two types of inputs are as follows:

Level 1 –	Valuation is based on quoted prices in active markets for identical assets and liabilities.

Level 2 –	Valuation is based on observable inputs including quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in less active markets, and model-based valuation techniques for which significant assumptions can be derived primarily from or corroborated by observable data in the market.

Level 3 –	Valuation is based on model-based techniques that use one or more significant inputs or assumptions that are unobservable in the market.

The following describes the valuation techniques used by the Company to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities available-for-sale: Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Defined benefit plan assets: Defined benefit plan assets are recorded at fair value on an annual basis at year end.

Mortgage servicing rights: MSRs are recorded at fair value on a recurring basis, with changes in fair value recorded in the results of operations. A model is used to determine fair value, which establishes pools of performing loans, calculates cash flows for each pool and applies a discount rate to each pool. Loans are segregated into 14 pools based on each loan’s term and seasoning (age). All loans have fixed interest rates. Cash flows are then estimated by utilizing assumed service costs and prepayment speeds. Service costs were assumed to be $6.00 per loan as of December 31, 2015 and $5.75 per loan as of December 31, 2014. Prepayment speeds are determined primarily based on the average interest rate of the loans in each pool. The prepayment scale used is the Public Securities Association (“PSA”) model, where “100% PSA” means prepayments are zero in the first month, then increase by 0.2% of the loan balance each month until reaching 6.0% in month 30. Thereafter, the 100% PSA model assumes an annual prepayment of 6.0% of the remaining loan balance. The average PSA speed assumption in the fair value model is 163% and 184% as of December 31, 2015 and December 31, 2014, respectively. A discount rate of 11.0% was then applied to each pool as of December 31, 2015 and 10.0% as of December 31, 2014. This discount rate is intended to represent the estimated market yield for the highest quality grade of comparable servicing. MSRs are classified as Level 3.

The following table presents the balances of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014:

(Dollars in thousands)		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$3,945	$—	$—	$3,945
U. S. Government agencies	21,288	1,216	20,072	—
State and municipal obligations	28,857	—	28,857	—
Certificates of deposit	5,735	—	5,487	248

Total securities available-for-sale:	$59,825	$1,216	$54,416	$4,193

Mortgage servicing rights	$658	$—	$—	$658
Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds - fixed income	1,119	1,119	—	—
Mutual funds - equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

		Fair Value Measurements at December 31, 2014 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
U. S. Government agencies	$16,965	$845	$16,120	$—
State and municipal obligations	23,401	—	23,401	—
Certificates of deposit	2,238	—	2,238	—

Total securities available-for-sale:	$42,604	$845	$41,759	$—

Mortgage servicing rights	$596	$—	$—	$596

Defined benefit plan assets:
Cash and cash equivalents	$4	$4	$—	$—
Mutual funds - fixed income	1,139	1,139	—	—
Mutual funds - equity	1,754	1,754	—	—

Total defined benefit plan assets	$2,897	$2,897	$—	$—

The reconciliation of items using Level 3 inputs is as follows:

		Corporate	Certificates of
(Dollars in thousands)	MSRs	Bonds	Deposit
Balance, January 1, 2015	$596	$—	$—
Purchases	—	3,950	248
Impairments	—	—	—
Fair value adjustments	62	(5)	—
Sales	—	—	—

Balance, December 31, 2015	$658	$3,945	$248

Certain assets are measured at fair value on a nonrecurring basis in accordance with GAAP. Adjustments to the fair value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.

The following describes the valuation techniques used by the Company to measure certain assets recorded at fair value on a nonrecurring basis in the financial statements:

Impaired Loans: Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. Any given loan may have multiple types of collateral. The vast majority of the collateral is real estate. The value of real estate collateral is determined utilizing a market valuation approach based on an appraisal conducted by an independent, licensed appraiser outside of the Company using observable market data (Level 2). However, if the collateral value is significantly adjusted due to differences in the comparable properties, or is discounted by the Company because of marketability, then the fair value is considered Level 3. The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable business’ financial statements if not considered significant. Likewise, values for inventory and accounts receivables collateral are based on financial statement balances or aging reports (Level 3). Impaired loans allocated to the ALL are measured at fair value on a nonrecurring basis. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Consolidated Statements of Income.

Other Real Estate Owned: OREO is measured at fair value less estimated costs to sell, based on an appraisal conducted by an independent, licensed appraiser outside of the Company. If the collateral value is significantly adjusted due to differences in the comparable properties, or is discounted by the Company because of marketability, then the fair value is considered Level 3. OREO is measured at fair value on a nonrecurring basis. The initial fair value of OREO is based on an appraisal done at the time of foreclosure. Subsequent fair value adjustments are recorded in the period incurred and included in other noninterest income on the Consolidated Statements of Income.

The following table summarizes the Company’s assets that were measured at fair value on a nonrecurring basis at the end of the respective period.

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$3,868	$—	$—	$3,868
Other real estate owned, net	1,870	—	—	1,870

Description	Balance as of December 31, 2014	Fair Value Measurements at December 31, 2014 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$1,958	$—	$—	$1,958
Other real estate owned, net	2,791	—	—	2,791

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2015:

				Range
	Balance as of	Valuation	Unobservable	(Weighted
(Dollars in thousands)	December 31, 2015	Technique	Input	Average)
Impaired Loans, net	$3,868	Discounted appraised value	Selling Cost	10% - 25% (13%)
			Lack of Marketability	50% - 60% (51%)
Other real estate owned, net	1,870	Discounted appraised value	Selling Cost	3% - 13% (4%)
			Lack of Marketability	10% - 20% (12%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2014:

				Range
	Balance as of	Valuation	Unobservable	(Weighted
(Dollars in thousands)	December 31, 2014	Technique	Input	Average)
Impaired Loans, net	$1,958	Discounted appraised value	Selling Cost	10% - 20% (10%)
			Lack of Marketability	25% - 75% (53%)
Other real estate owned, net	2,791	Discounted appraised value	Selling Cost	3% - 13% (5%)
			Lack of Marketability	7% - 20% (11%)

The estimated fair values of financial instruments are shown in the following table. The carrying amounts in the table are included in the balance sheet under the applicable captions.

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$4,969	$4,969	$4,969	$—	$—
Interest-bearing deposits	15,330	15,330	15,330	—	—
Federal funds sold	271	271	271	—	—
Securities available-for-sale	59,825	59,825	1,216	54,416	4,193
Restricted securities	2,731	2,731	—	—	2,731
Loans, net	343,323	347,500	—	—	347,500
Loans held for sale	270	270	—	—	270
Accrued interest receivable	1,318	1,318	—	1,318	—
Mortgage servicing rights	658	658	—	—	658
Financial Liabilities:
Non-interest-bearing liabilities	$65,842	$65,842	$65,842	$—	$—
Savings and other interest-bearing deposits	166,628	166,628	—	166,628	—
Time deposits	127,388	127,433	—	—	127,433
Securities sold under repurchase agreements	7,161	7,161	—	7,161	—
FHLB advances	40,000	40,855	—	40,855	—
Subordinated debt	6,844	7,000	—	—	7,000
Accrued interest payable	318	318	—	318	—
(Dollars in thousands) Description	Balance as of December 31, 2014	Fair Value as of December 31, 2014	Fair Value Measurements at December 31, 2014 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$6,181	$6,181	$6,181	$—	$—
Interest-bearing deposits	14,784	14,784	14,784	—	—
Federal funds sold	119	119	119	—	—
Securities available-for-sale	42,604	42,604	845	41,759	—
Restricted securities	2,430	2,430	—	—	2,430
Loans, net	295,242	300,481	—	—	300,481
Accrued interest receivable	1,197	1,197	—	1,197	—
Mortgage servicing rights	596	596	—	—	596
Financial Liabilities:
Non-interest-bearing liabilities	$63,308	$63,308	$63,308	$—	$—
Savings and other interest-bearing deposits	122,502	122,502	—	122,502	—
Time deposits	121,775	122,662	—	—	122,662
Securities sold under repurchase agreements	6,012	6,012	—	6,012	—
FHLB advances	35,000	35,951	—	35,951	—
Accrued interest payable	149	149	—	149	—

The carrying amounts of cash and due from banks, interest-bearing deposits, federal funds sold or purchased, accrued interest receivable, loans held for sale and non-interest-bearing deposits, are payable on demand, or are of such short duration that carrying value approximates market value.

Securities available-for-sale are carried at quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

The carrying value of restricted securities approximates fair value based on the redemption provisions of the issuer.

MSRs are carried at fair value. As described above, a valuation model is used to determine fair value. This model utilizes a discounted cash flow analysis with servicing costs and prepayment assumptions based on comparable instruments and a discount rate.

The fair value of performing loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar remaining maturities. This calculation ignores loan fees and certain factors affecting the interest rates charged on various loans such as the borrower’s creditworthiness and compensating balances and dissimilar types of real estate held as collateral. The fair value of impaired loans is measured as described within the Impaired Loans section of this note. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation.

Time deposits are presented at estimated fair value by discounting the future cash flows using interest rates offered for deposits of similar remaining maturities.

The fair value of the Company’s subordinated debt is estimated by utilizing observable market prices for comparable securities. Qualitative factors like asset quality, market factors and liquidity are also considered.

The fair value of the FHLB advances is estimated by discounting the future cash flows using the current interest rates offered for similar advances and remaining maturities.

The fair value of commitments to extend credit is estimated using the fees currently charged to enter similar agreements, taking into account the remaining terms of the agreements and the present credit worthiness of the counter parties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of standby letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counter parties at the reporting date. At December 31, 2015 and December 31, 2014, the fair value of loan commitments and standby letters of credit was immaterial and therefore, they are not included in the table above.

The Company assumes interest rate risk (the risk that general interest rate levels will change) as a result of its normal operations. As a result, the fair value of the Company’s financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed rate obligations are less likely to prepay in a rising rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment. Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company’s overall interest rate risk.